Income Taxes (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current deferred tax assets/(liabilities):
State taxes	$ (199,861)	$ (77,495)
Capitalized research and development costs	298,621	25,265
Accrual to cash adjustment	638,754
Other	34,588	10,313
Net operating loss	1,867,086	1,067,039
Gross deferred tax assets	2,639,188	1,025,122
Valuation allowance	$ (2,639,188)	$ (1,025,122)
Total deferred tax assets